Provision for Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred tax assets
Bad debts	$ 27,960	$ 27,960
Accrued expenses	13,970	13,970
Section 163(j) carryforward	4,210	4,210
Federal net operating losses	386,160	194,000
Valuation allowance	(300,750)	(108,590)
Deferred tax liabilities
Intangibles	(84,130)	(84,130)
Depreciation	(47,420)	(47,420)
Total